Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 91,397	$ 110,719	$ 145,118	$ 83,045	$ 128,318